Accounts Payable	12 Months Ended
Sep. 30, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

7. ACCOUNTS PAYABLE

The amount of accounts payable consisted of the following:

	September 30, 2024	September 30, 2023
Payable of projects	$-	$3,140,756
Park facilities	-	1,119,064
Total	$-	$4,259,820

The payables for park facilities mainly are infrastructure work for the amusement park.